Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	194,410,688.63	16,809
Yield Supplement Overcollateralization Amount 04/30/19	4,490,912.01	0
Receivables Balance 04/30/19	198,901,600.64	16,809
Principal Payments	10,297,348.35	319
Defaulted Receivables	551,080.97	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	4,113,653.10	0
Pool Balance at 05/31/19	183,939,518.22	16,455

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.47%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	4,340,374.74	281
Past Due 61-90 days	1,069,202.89	76
Past Due 91-120 days	166,170.15	12
Past Due 121+ days	0.00	0
Total	5,575,747.78	369

Total 31+ Delinquent as % Ending Pool Balance	3.03%
Total 61+ Delinquent as % Ending Pool Balance	0.67%
Delinquency Trigger Occurred	NO

Recoveries	408,089.29
Aggregate Net Losses/(Gains) - May 2019	142,991.68
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.86%
Prior Net Losses Ratio	0.38%
Second Prior Net Losses Ratio	1.10%
Third Prior Net Losses Ratio	1.87%
Four Month Average	1.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.29%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.71%
Weighted Average Remaining Term	30.41

Flow of Funds	$ Amount

Collections	11,332,705.72
Investment Earnings on Cash Accounts	43,998.39
Servicing Fee	(165,751.33)
Transfer to Collection Account	0.00
Available Funds	11,210,952.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	258,422.20
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,685,193.87
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,785,976.54
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	481,360.17

Total Distributions of Available Funds	11,210,952.78

Servicing Fee	165,751.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 05/15/19	185,624,712.09
Principal Paid	10,471,170.41
Note Balance @ 06/17/19	175,153,541.68

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-3
Note Balance @ 05/15/19	92,794,712.09
Principal Paid	10,471,170.41
Note Balance @ 06/17/19	82,323,541.68
Note Factor @ 06/17/19	31.4211991%

Class A-4
Note Balance @ 05/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	74,800,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Note Balance @ 05/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	18,030,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	258,422.20
Total Principal Paid	10,471,170.41
Total Paid	10,729,592.61

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	136,872.20
Principal Paid	10,471,170.41
Total Paid to A-3 Holders	10,608,042.61

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3009003
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1923668
Total Distribution Amount	12.4932671

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5224130
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.9662993
Total A-3 Distribution Amount	40.4887123

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	160.94
Noteholders' Principal Distributable Amount	839.06

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	22,196,494.13
Investment Earnings	43,282.15
Investment Earnings Paid	(43,282.15)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13